Real Estate Transit Business Park Acquisition (Details) (Transit Business Park, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Jun. 20, 2013
Transit Business Park
In-place leases initial value										$ 806
Above market leases initial value										48
Below market leases initial values										156
In-place Leases	9	34	34	35	62	64	78	369	121
Above Market Leases					11	11	11	12	3
Below Market Leases						$ 9	$ 37	$ 86	$ 24